Issued capital - Movements in Ordinary Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Issued capital [Abstract]
Balance	$ 965,857
Shares issued for services	(319)	$ 0	$ 0
Balance	$ 1,764,289	$ 965,857
Issued capital
Number of shares [Abstract]
Balance (in shares)	64,747,477	53,028,867
Shares issued under Committed Equity Facility (in shares)	12,887,814	11,089,357
Unpaid shares issued under Committed Equity Facility (in shares)		364,967
Shares issued for services (in shares)		260,286
Equity settled share-based payments (in shares)		4,000
Shares issued under ATM Facility Facility (in shares)	108,063,868
Share based payment - third party issuance (in shares)	106,687
Share based payment - employees (in shares)	561,840
Capital raise costs, net of tax (in shares)		0
Balance (in shares)	186,367,686	64,747,477	53,028,867
Issued capital [Abstract]
Balance	$ 965,857	$ 926,581
Shares issued under Committed Equity Facility	51,417	39,939
Unpaid shares issued under Committed Equity Facility		1,642
Shares issued for services		500
Equity settled share-based payments		15
Shares issued under ATM Facility	771,438
Shares issued for services	319
Share based payment - employees	1,397
Capital raise costs, net of tax	(26,139)	(2,820)
Balance	$ 1,764,289	$ 965,857	$ 926,581